CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Activities
Net income	$ 254	$ 219	$ 419	$ 546
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	19	15	32	24
Depreciation and amortization expense	323	188	615	381
Mark-to-market on hedging items, provisions and other	(44)	(40)	10	29
Gain (Loss) on Disposition of Business	0	0	0	(338)
Deferred income tax expense (recovery)	(1)	26	11	41
Changes in non-cash working capital, net	29	(225)	54	(34)
Cash from operating activities	580	183	1,141	649
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(40)	(398)	(2,190)	(398)
Additions of investments in associates and joint ventures	188	(40)	0	(55)
Proceeds from sales of investments held on behalf of parent	581	0	0	0
Proceeds from sales of investments accounted for using equity method	135	0	135	1,289
Purchase of long lived assets	(282)	(180)	(526)	(358)
Disposal of long lived assets	6	2	13	5
Purchase of financial assets	(43)	(77)	(48)	(140)
Sale of financial assets and other	4	14	9	52
Net settlement of foreign exchange hedging items	37	(18)	36	(72)
Cash used by investing activities	586	(697)	(2,571)	323
Financing Activities
Distributions to general partner	(38)	(35)	(76)	(70)
Distributions to other unitholders	(213)	(194)	(425)	(387)
Subsidiary distributions to non-controlling interest	(123)	(158)	(491)	(333)
Capital provided by non-controlling interest	13	146	1,285	146
Capital provided to non-controlling interest	0	(877)	0	(877)
Proceeds From Partial Disposition Of Subsidiaries To Non-Controlling Interest, Net Of Taxes	0	0	165	0
Deposit Received From Parent	456	0	823	0
Proceeds from corporate credit facility	743	62	2,619	669
Repayment of corporate credit facility	(1,708)	(62)	(3,129)	(1,458)
Proceeds from subsidiary borrowings	152	1,816	2,051	2,684
Repayment of subsidiary borrowings	(427)	(262)	(1,204)	(1,070)
Payments of lease liabilities, classified as financing activities	(33)	0	(69)	0
Preferred units issued	0	0	72	157
Partnership units issued, net of issuance costs	2	4	4	8
Payments to acquire or redeem entity's shares	0	0	(28)	0
Cash from financing activities	(1,176)	440	1,597	(531)
Cash and cash equivalents
Change during the year	(10)	(74)	167	441
Impact of foreign exchange on cash	5	(34)	8	(33)
Balance, beginning of year	720	890	540	374
Balance, end of year	$ 715	$ 782	$ 715	$ 782